CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

February 6, 2006

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Calvert Cash Reserves
File numbers 811-03418 and 002-76527
Post-Effective Amendment No. 31 under the Securities Act of 1933 and No. 31 under the Investment Company Act of 1940

Ladies and Gentlemen:

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of prospectus that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2006); and

(2) the text of the most recent registration statement (effective January 31, 2006) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4858.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King
Associate General Counsel